UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	May 22, 2007 to June 21, 2007

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3 and the following table.

The following tables summarize the trust portfolio by various criteria as of end of the monthly distribution period ending on June 21, 2007 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, these tables are not indicative of the composition of the trust portfolio at any subsequent time.

For purposes of table in this section:

  Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the bank's approved portfolio as of the end of the monthly distribution period ending on June 21, 2007.

Accounts is the number of accounts included in the trust portfolio as of the end of the monthly distribution period ending on June 21, 2007.

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Lowe's...............................................................................	$ 5,273,231,523	26.50%	7,359,301	14.51%
JC Penney.........................................................................	4,544,104,167	22.83%	16,528,443	32.58%
Wal-Mart(1)......................................................................	1,983,355,601	9.97%	3,799,664	7.49%
Sam's Club(1)...............................................................	1,968,018,013	9.89%	5,706,570	11.25%
Sam's Club Dual Card...........................................	1,361,163,486	6.84%	971,633	1.92%
CareCredit..........................................................................	1,113,545,307	5.60%	954,830	1.88%
Dillard's.............................................................................	1,048,473,869	5.27%	1,994,119	3.93%
Old Navy(2).......................................................................	520,678,217	2.62%	3,970,249	7.83%
JC Penney Dual Card....................................................	473,653,216	2.38%	308,373	0.61%
Belk...................................................................................	429,957,938	2.16%	1,621,516	3.20%
Gap (2)..............................................................................	359,054,324	1.80%	3,080,937	6.07%
Mervyns............................................................................	327,127,412	1.64%	2,061,177	4.06%
Banana Republic (2)........................................................	204,507,899	1.03%	1,572,558	3.10%
Paypal..............................................................................	181,782,791	0.91%	492,281	0.97%
HSN..................................................................................	112,121,633	0.56%	314,236	0.62%
Total...........................................................................	$ 19,900,775,396	100.00%	50,735,887	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Old Navy, GAP and Banana Republic are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

Item 3. Sales of Securities and Use of Proceeds.
On June 28, 2007, GE Capital Credit Card Master Note Trust publicly issued $949,750,000 of Series 2007-3 Class A-1 Floating Rate Asset Backed Notes (the "Class A-1 Notes"), $269,000,000 of Series 2007-3 Class A-2 5.40% Asset Backed Notes (the "Class A-2 Notes") , $138,750,000 of Series 2007-3 Class B 5.49% Asset Backed Notes (the "Class B Notes"), and $97,500,000 of Series 2007-3 Class C Floating Rate Asset Backed Notes (the "Class C Notes", and together with the Class A-1 Notes, Class A-2 Notes, and the Class B Notes, the "Series 2007-3 Notes"), described in a Prospectus Supplement dated June 22, 2007 to a Prospectus dated June 20, 2007. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2007-3 Notes is incorporated by reference to the Registrant's Current Report on 8-K filed on July 3, 2007.

On June 28, 2007, GE Capital Credit Card Master Note Trust publicly issued $406,250,000 of Series 2007-4 Class A Floating Rate Asset Backed Notes (the "Class A Notes"), $46,250,000 of Series 2007-4 Class B Floating Rate Asset Backed Notes (the "Class B Notes") and $32,500,000 of Series 2007-4 Class C Floating Rate Asset Backed Notes (the "Class C Notes", and together with the Class A Notes and the Class B Notes, the "Series 2007-4 Notes"), described in a Prospectus Supplement dated June 22, 2007 to a Prospectus dated June 20, 2007. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2007-4 Notes is incorporated by reference to the Registrant's Current Report on 8-K filed on July 3, 2007.

On June 29, 2007, GE Capital Credit Card Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), $466,494,845.36 of Class A Series 2007-VFN2 Floating Rate Asset Backed Notes and $33,505,154.64 of Class B Series 2007-VFN2 Floating Rate Asset Backed Notes (collectively, the "Series 2007-VFN2 Notes") to certain accredited investors.

On June 29, 2007, GE Capital Credit Card Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), $438,505,154.64 of Class A Series 2007-VFN3 Floating Rate Asset Backed Notes and $31,494,845.36 of Class B Series 2007-VFN3 Floating Rate Asset Backed Notes (collectively, the "Series 2007-VFN3 Notes") to certain accredited investors.

The proceeds of the offering of the Series 2007-VFN2 Notes and 2007-VFN3 Notes were used to purchase credit card receivables from GE Money Bank ("Money Bank"), an affiliate of the Depositor, and to repay intercompany indebtedness owed by the Depositor to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from Money Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for July 16, 2007 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for July 16, 2007 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for July 16, 2007 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: July 16, 2007	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for July 16, 2007 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for July 16, 2007 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for July 16, 2007 Payment Date